Other Non Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
OTHER NON-CURRENT ASSETS:
Deferred mobilization expenses	$ 69,451	$ 53,615
Deferred finance costs	22,723	0
Other	12,051	29,675
Total	$ 104,225	$ 83,290